Other Income/(Expense), Net	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Other Income/(Expense), Net

NOTE 11: OTHER INCOME/(EXPENSE), NET

During the three-month periods ended June 30, 2023 and 2022, taxes other-than income taxes of Navios Logistics were $1,258 and $1,584, respectively, and were included in the interim condensed consolidated statement of comprehensive income under the caption “Other income/(expense), net”.

During the six-month periods ended June 30, 2023 and 2022, taxes other-than income taxes of Navios Logistics were $2,899 and $3,002, respectively, and were included in the interim condensed consolidated statement of comprehensive income under the caption “Other income/(expense), net”.